Partners' Capital	12 Months Ended
Dec. 31, 2018
Partners' Capital [Abstract]
Partners' Capital

NOTE 16: PARTNERS’ CAPITAL

Navios Containers L.P.

Common units represent limited partnership interests in the Company. The holders of common units are entitled to participate pro rata in distributions from the Company and to exercise the rights or privileges that are available to common unit holders under the Company’s partnership agreement. The common unit holders have limited voting rights. The vote of the holders of at least 75% of all outstanding common units is required to remove the general partner.

Navios Containers Inc.

On June 8, 2017, Navios Containers Inc. closed its private placement and issued 10,057,645 common shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 6,000,000 common shares and Navios Holdings invested $5,000 and received 1,000,000 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.00 per share.

On August 29, 2017, Navios Containers Inc. closed a follow-on private placement and issued 10,000,000 common shares at a subscription price of $5.00 per share resulting in gross proceeds of $50,000. Navios Partners invested

$10,000 and received 2,000,000 common shares. Navios Partners and Navios Holdings also received warrants, with a five year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.00 per share.

On November 9, 2017, Navios Containers Inc. closed a follow-on private placement and issued 9,090,909 common shares at a subscription price of $5.50 per share, resulting in gross proceeds of $50,000. Navios Partners invested $10,000 and received 1,818,182 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.50 per share.

As of December 31, 2017, Navios Containers Inc. had 29,148,554 common shares of common stock outstanding and a total of 2,477,627 warrants outstanding.

On March 13, 2018, Navios Containers Inc. closed a follow-on private placement and issued 5,454,546 common shares at a subscription price of $5.50 per share, resulting in gross proceeds of $30,000. Navios Partners invested $14,460 and received 2,629,095 common shares and Navios Holdings invested $500 and received 90,909 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.50 per share.

On November 30, 2018, Navios Containers Inc. converted the issued shares of common stock to common units (see Note 1).

Following the private placement and the conversion described above, the Company had a total of 34,603,100 common units outstanding as of December 31, 2018.   Upon the conversion of Navios Maritime Containers Inc. to a limited partnership all of the warrants described above issued to Navios Partners and Navios Holdings expired.